Notes Receivable, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Feb. 24, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Notes Receivable [Abstract]
Note payable			$ 1,673,525	$ 5,995,249			[1]
Fixed interest rate			8.00%			51.00%
Note receivable	$ 601,490
Interest receivable	$ 11,778

[1]	The Company purchased an office premises from the shareholder in January 2022, based on its historical carrying amount.